Revision of Previously Issued Financial Statements	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Revision of Previously Issued Financial Statements
NOTE 2—RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of common shares, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).
On April 12, 2021, the SEC released a Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (the “SEC Staff Statement”). Specifically, the SEC Staff Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement governing our warrants. Following the SEC Staff Statement, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common shares in the manner contemplated by ASC Section
815-40-15
because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded the tender offer provision included in the warrant agreement fails the “classified in shareholders’ equity” criteria as contemplated by ASC Section 815-40-25.
As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.
The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

Balance Sheet as of September 25, 2020 (audited)	As Reported	Restatement	As Restated
Warrant Liabilities	$—	$20,960,000	$20,960,000
Total Liabilities	7,002,230	20,960,000	27,962,230
Class A ordinary shares subject to possible redemption	189,517,240	(20,960,000)	168,557,240
Class A ordinary shares	105	209	314
Additional paid-in capital	$5,005,991	$2,914,781	$7,920,772
Accumulated deficit	$(6,606)	$(2,914,990)	$(2,921,596)
Total Shareholders’ Equity	$5,000,008	$—	$5,000,008
Number of shares subject to possible redemption	18,951,724	(2,096,000)	16,855,724

Balance Sheet as of September 30, 2020 (unaudited)
Warrant Liabilities	$—	$21,060,000	$21,060,000
Total Liabilities	7,002,230	21,060,000	28,062,230
Class A ordinary shares subject to possible redemption	189,506,470	(21,060,000)	168,446,470
Class A ordinary shares	105	211	316
Additional paid-in capital	$5,016,761	$3,014,779	$8,031,540
Accumulated deficit	(17,379)	(3,014,990)	(3,032,369)
Total Shareholders’ Equity	$5,000,005	$—	$5,000,005
Number of shares subject to possible redemption	18,950,647	(2,106,000)	16,844,647

Balance Sheet as of December 31, 2020 (audited)
Warrant Liabilities	$—	$22,513,065	$22,513,065
Total Liabilities	8,153,666	22,513,065	30,666,731
Class A ordinary shares subject to possible redemption	195,635,180	(22,513,070)	173,122,110
Class A ordinary shares	118	225	343
Additional paid-in capital	$6,002,037	$3,858,301	$9,860,338
Accumulated deficit	$(1,002,669)	$(3,858,521)	$(4,861,190)
Total Shareholders’ Equity	$5,000,004	$5	$5,000,009
Number of shares subject to possible redemption	19,563,518	(2,251,306)	17,312,211

Statement of Operations for the period from July 31, 2020 (Inception) through September 30, 2020 (unaudited)	As Reported	Restatement	As Restated
Transaction costs allocable to warrant liabilities	$—	$(754,990)	$(754,990)
Change in fair value of warrant liabilities	—	(2,260,000)	(2,260,000)
Net loss	$(17,379)	$(3,014,990)	$(3,032,369)
Basic and diluted net loss per share, Class B	$0.00	$(0.58)	$(0.58)

Statement of Operations for the period from July 31, 2020 (Inception) through December 31, 2020 (audited)
Transaction costs allocable to warrant liabilities	$—	$(768,391)	$(768,391)
Change in fair value of warrant liabilities	—	(3,090,130)	(3,090,130)
Net loss	$(1,002,669)	$(3,858,521)	$(4,861,190)
Basic and diluted net (loss) per ordinary share, Class B	$(0.19)	$(0.75)	$(0.94)

Statement of Cash Flows for the period from July 31, 2020 (inception) through September 30, 2020 (audited)	As Reported	Restatement	As Restated
Net loss	$(17,379)	$(3,014,990)	$(3,032,369)
Transaction costs allocable to warrant liabilities	$—	$(754,990)	$(754,990)
Change in fair value of warrant liabilities	—	(2,260,000)	(2,260,000)
Initial classification of Class A Ordinary Shares subject to possible redemption	189,517,240	(20,960,000)	168,557,240
Change in value of Class A Ordinary Shares subject to possible redemption	(10,770)	(100,000)	(110,770)
Initial classification of warrant liability	$—	$20,960,000	$20,960,000

Statement of Cash Flows for the period from July 31, 2020 (inception) through December 31, 2020 (audited)	As Reported	Restatement	As Restated
Net loss	$(1,002,669)	$(3,858,521)	$(4,861,190)
Transaction costs allocable to warrant liabilities	$—	$(768,391)	$(768,391)
Change in fair value of warrant liabilities	—	(3,090,130)	(3,090,130)
Initial classification of Class A Ordinary Shares subject to possible redemption	196,631,240	(21,748,230)	174,883,010
Change in value of Class A Ordinary Shares subject to possible redemption	(996,060)	(764,840)	(1,760,900)
Initial classification of warrant liability	$—	$20,960,000	$20,960,000

NOTE 2. REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In connection with the preparation of the Company’s financial statements as of September 30, 2021, management determined it should revise its previously reported financial statements. The Company determined, at the closing of the Company’s Initial Public Offering and shares sold pursuant to the exercise of the underwriters’ overallotment, it had improperly valued its Class A ordinary shares subject to possible redemption. The Company previously determined the Class A ordinary shares subject to possible redemption to be equal to the redemption value of $10.00 per Class A ordinary share while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Class A ordinary shares issued during the Initial Public Offering and pursuant to the exercise of the underwriters’ overallotment can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all Class A ordinary shares subject to possible redemption, resulting in the Class A ordinary shares subject to possible
In connection with the change in presentation for the Class A ordinary shares subject to redemption, the Company also revised its earnings per share calculation to allocate net income (loss) evenly to Class A and Class B ordinary shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of ordinary shares share pro rata in the income (loss) of the Company.
There has been no change in the Company’s total assets, liabilities or operating results.
The impact of the revision on the Company’s financial statements is reflected in the following table.

Balance Sheet as of December 31, 2020 (audited)	As Previously Reported	Adjustment	As Revised
Class A ordinary shares subject to possible redemption	$173,122,110	$34,249,910	$207,372,020
Class A ordinary shares	$343	$(343)	$—
Additional paid-in capital	$9,860,338	$(9,860,338)	$—
Accumulated deficit	$(4,861,190)	$(24,389,229)	$(29,250,419)
Total Shareholders’ Equity (Deficit)	$5,000,009	$(34,249,910)	$(29,249,901)

Statement of Cash Flows for the Period of July 31, 2020 through September 30, 2020 (unaudited)
Initial classification of Class A ordinary shares subject to possible redemption	$168,557,240	$31,442,760	$200,000,000
Change in value of Class A ordinary shares subject to possible redemption	(110,770)	110,770	—